INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [abstract]
Tax losses for which deferred tax assets recognized	$ 111.2	$ 120.8
Unused tax losses for which no deferred tax asset recognised	$ 34.3	$ 27.9